PowerShares Ibbotson Alternative Completion Portfolio (Prospectus Summary) | PowerShares Ibbotson Alternative Completion Portfolio
PowerShares Ibbotson Alternative Completion Portfolio
Investment Objective
The PowerShares Ibbotson Alternative Completion Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Ibbotson Alternative Completion IndexTM (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Ibbotson Alternative Completion Portfolio
Management Fees (unitary management fee)		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.40%
Total Annual Fund Operating Expenses		0.65%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of Underlying ETFs (as defined herein). The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Ibbotson Alternative Completion Portfolio	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the
Underlying Index, but also may invest in exchange-traded notes ("ETNs") and equity and fixed-income securities that likewise are included in the Underlying
Index. The funds included in the Underlying Index are exchange-traded funds
("ETFs") advised by Invesco PowerShares Capital Management LLC (the "Adviser")
or its affiliates ("PowerShares ETFs") or ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

Ibbotson Associates ("Ibbotson" or the "Index Provider") compiles and calculates the Underlying Index. The Index Provider uses a proprietary methodology to select the Underlying ETFs, ETNs and equity and fixed-income securities, which cover a group of asset classes and investment strategies that the Index Provider expects to have a low correlation, or different performance characteristics, to traditional asset classes. Any asset classes or investment strategies may be included in the Underlying Index. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Fund of Funds Risk. Because the Fund is a fund of funds, its investment performance depends largely on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the
Underlying ETFs in which it invests (including operating expenses and management fees), while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying ETFs. There is a risk that the Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times, certain segments of the market represented by constituent Underlying ETFs in the
Underlying Index may be out of favor and underperform other segments.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in the structure of MLPs, including (i)
tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of ETNs is uncertain and the Internal Revenue Service ("IRS") could assert at any time that
ETNs should be taxed in a manner that may adversely affect the Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investments that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Equity Risk. Equity risk is the risk that the value of the securities the Fund or an Underlying ETF holds will fall due to general market and economic conditions, perceptions regarding the industries in which the Fund or an
Underlying ETF invests or factors relating to securities of specific companies that the Fund or an Underlying ETF holds. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund or an Underlying ETF holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund or an Underlying ETF holds. In addition, securities of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Fixed-Income Securities Risk. Fixed-income securities that the Fund or an
Underlying ETF holds are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Non-Correlation Risk. For an Underlying ETF that seeks returns that generally correspond to an underlying index, such Underlying ETF's returns may not match the returns of the underlying index for a number of reasons. For example, an
Underlying ETF may incur operating expenses not applicable to its underlying index, and may incur costs in buying and selling securities, especially when rebalancing the Underlying ETF's securities holdings to reflect changes in the composition of its underlying index. In addition, the performance of the
Underlying ETF and its underlying index may vary due to asset valuation differences and differences between the Underlying ETF's portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints.

Participation Note Risk. Participation notes ("P-notes") generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects Underlying ETFs holding P-notes to counterparty risk.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of such Underlying ETFs' investments.
As such, investments in Underlying ETFs may be less tax efficient than an investment in conventional ETFs.

Geographic Risk. Underlying ETFs that are less diversified across geographic regions or countries generally are riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Concentration Risk. A significant percentage of the index underlying an
Underlying ETF may be composed of issuers in a single industry or sector of the economy. If an Underlying ETF is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Diversified Fund Risk. Because certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Sampling Risk. Certain Underlying ETFs' use of a representative sampling approach will result in their holding a smaller number of securities than are in their respective underlying indexes. As a result, an adverse development to an issuer of securities that an Underlying ETF holds could result in a greater decline in the Underlying ETF's net asset value than would be the case if the
Underlying ETF held all of the securities in its underlying index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, an Underlying ETF likely will need to replace such called security with a lower-yielding security. If that were to happen, the
Underlying ETF's net investment income could fall.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the
Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an Underlying ETF owns a security that is deferring or omitting its distributions, it may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Also, an Underlying ETF may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. An Underlying ETF's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF's ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.
In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in Frontier Emerging Markets Securities. Investment in
securities in frontier emerging market countries involves risks in addition to those associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or nonrenewal of any license enabling certain Underlying ETFs to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic developments which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.
Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued.

China Investment Risk. The economy of China differs, often unfavorably, from the
U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain securities.

Currency Risk. Certain Underlying ETFs receive a significant portion of their investment income in foreign currencies. Such an Underlying ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies falls relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements. Furthermore, to the extent an Underlying ETF's net asset value is determined in U.S. dollars, the Underlying ETF's net asset value could decline if the currency of the non-U.S. market in which the Underlying ETF invests depreciates against the U.S. dollar, even if the value of the Underlying
ETF's holdings increases, as measured in the foreign currency.

Some governments maintain strict currency controls. As a result, the value of certain currencies can change quickly. These and other factors could have a negative impact on an Underlying ETF's performance and increase the volatility of an investment in the Underlying ETF. Governmental policies on currency are subject to change, and the Underlying ETF's position may be adversely affected.

Global Bonds Risk. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Global bonds held by an Underlying ETF are subject to credit risk, market risk, interest rate risk and liquidity risk. In addition, they may be subject to risks beyond those associated with investments in U.S. securities. Such risks include greater market volatility, less reliable financial information, higher transaction costs, taxation by foreign governments, decreased market liquidity and political instability.

An issuer may have the right to redeem or call a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Markets Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Writing Covered Call Option Risk. By writing covered call options, an Underlying
ETF will give up the opportunity to benefit from potential increases in the value of its underlying index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of its underlying index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, an Underlying ETF's ability to sell the underlying securities will be limited while the option is in effect unless the fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Underlying ETF may be unable to write options at times that may be desirable or advantageous to the
Underlying ETF to do so.

Agriculture Sector Risk. Companies involved in agriculture and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies.
Companies involved in agriculture and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Financial Services Sector Risk. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Gold and Precious Metals Industry Concentration Risk. A variety of worldwide economic, financial and political factors affect investments related to gold and other precious metals, and such investments are considered speculative. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

U.S. Federal Income Tax Risk. Due to their investment strategies and certain
U.S. federal income tax elections, certain Underlying ETFs may expect to account for their gains or losses on their investments on a daily mark-to-market basis for federal income tax purposes. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, an Underlying ETF will have short-term capital gain, which generally is taxed like ordinary income, or short-term capital loss. To the extent there is more gain or loss from the call options, such gain will be 60% long-term capital gain or loss and 40% short-term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long-term capital gain and the percentage of loss for the tax year that can be characterized as short-term capital loss. As a result of their investment strategies, the applicable Underlying ETFs will not be able to designate a portion of their dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends-received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from such an Underlying ETF may be subject to tax at greater rates than would apply if the Underlying ETF were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of the Fund acquiring, owning and disposing of shares in such an Underlying ETF.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 18.81% (2nd Qtr 2009) (12.26)% (1st Qtr 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Ibbotson Alternative Completion Portfolio	Return Before Taxes		(5.73%)	(6.29%)	May 20, 2008
PowerShares Ibbotson Alternative Completion Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(6.31%)	(7.04%)	May 20, 2008
PowerShares Ibbotson Alternative Completion Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(3.71%)	(5.70%)	May 20, 2008
PowerShares Ibbotson Alternative Completion Portfolio S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.76%)	May 20, 2008
PowerShares Ibbotson Alternative Completion Portfolio Ibbotson Alternative Completion Index TM	Ibbotson Alternative Completion IndexTM (reflects no deduction for fees, expenses or taxes)	[1]	(5.48%)
PowerShares Ibbotson Alternative Completion Portfolio Blended – Ibbotson Alternative Completion Index TM	Blended - Ibbotson Alternative Completion IndexTM (reflects no deduction for fees, expenses or taxes)	[2]	(5.48%)	(17.22%)	May 20, 2008
[1]	Effective June 30, 2010, the Fund's underlying index changed to the Ibbotson Alternative Completion IndexTM. Prior to June 30, 2010, the Fund's underlying index was the New Frontier Global Dynamic Growth Index. The "Since Inception" performance for the Ibbotson Alternative Completion IndexTM is not available because the Index did not commence calculation and publication until June 30, 2010.
[2]	The data shown as "Blended" is comprised of the performance of the original underlying index from Fund inception through the conversion date, June 30, 2010, followed by the performance of the new underlying index starting at the conversion date and through December 31, 2011.